UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23086

WP TRUST

(Exact name of registrant as specified in charter)

127 NW 13th Street Suite 13, Boca Raton, FL 33432

(Address of principal executive offices)              (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange St., Wilmington, DE 19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 950-9112

Date of fiscal year ends: February 28 and November 30

Date of reporting period: July 1, 2022 – June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORDS:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Item 1 - Proxy Voting Records

Account Name: IPS Strategic Capital Absolute Return Fund

Custodian Name: Fifth Third Bank

There were no shareholder meetings held during the period covered by this report with respect to which the registrant was entitled to vote.

Account Name: WP Large Cap Income Plus Fund

Custodian Name: Fifth Third Bank

Security Name	Symbol	CUSIP	Meeting	Sequence	Proposal	Proposed by	Mgt. Recommendation	Fund Voted For or Against Proposal	Fund voted For or
			Date				For or Against	or Against	Against
							Proposal	Proposal	Recommendation

Apple Inc	AAPL	37833100	3/10 2023	1	Elect 9 directors	MANAGEMENT	FOR	FOR	FOR
Apple Inc	AAPL	37833100	3/10 2023	2	Executive Compensation	MANAGEMENT	FOR	FOR	FOR
Apple Inc	AAPL	37833100	3/10 2023	3	Vote on climate roadmp	MANAGEMENT	FOR	FOR	FOR
Apple Inc	AAPL	37833100	3/10 2023	4	Executive Compensation	MANAGEMENT	FOR	FOR	FOR
Apple Inc	AAPL	37833100	3/10 2023	5	China Audit	STOCKHOLDERS	AGAINST	AGAINST	FOR
Apple Inc	AAPL	37833100	3/10 2023	7	Policy for communication shareholder	STOCKHOLDERS	AGAINST	AGAINST	FOR
Apple Inc	AAPL	37833100	3/10 2023	8	Racial and GenderPay	STOCKHOLDERS	AGAINST	AGAINST	FOR
Apple Inc	AAPL	37833100	3/10 2023	9	Proxy Access	STOCKHOLDERS	AGAINST	AGAINST	FOR
BERKSHIRE HATHAWAY INC	BRK<B	084670702	5/6 2023	10	Elect 15 directors	MANAGEMENT	FOR	FOR	FOR
BERKSHIRE HATHAWAY INC	BRK<B	084670702	5/6 2023	11	Executive Comp	MANAGEMENT	FOR	FOR	FOR
BERKSHIRE HATHAWAY INC	BRK<B	084670702	5/6 2023	12	Approve Auditor	MANAGEMENT	FOR	FOR	FOR
BERKSHIRE HATHAWAY INC	BRK<B	084670702	5/6 2023	13	Reduce green house gas	STOCKHOLDERS	AGAINST	AGAINST	FOR
BERKSHIRE HATHAWAY INC	BRK<B	084670702	5/6 2023	14	Diversity & Inclusion efforts	STOCKHOLDERS	AGAINST	AGAINST	FOR
BERKSHIRE HATHAWAY INC	BRK<B	084670702	5/6 2023	15	Climate Change	STOCKHOLDERS	AGAINST	AGAINST	FOR
BERKSHIRE HATHAWAY INC	BRK<B	084670702	5/6 2023	16	Separate Chairman and CEO	STOCKHOLDERS	AGAINST	AGAINST	FOR
BERKSHIRE HATHAWAY INC	BRK<B	084670702	5/6 2023	17	Policy re Social and Political issues	STOCKHOLDERS	AGAINST	AGAINST	FOR
THE CIGNA GROUP	CI	125509109	5/25/2023	18	Elect 12 directors	MANAGEMENT	FOR	FOR	FOR
THE CIGNA GROUP	CI	125509109	5/25/2023	19	Executive Comp	MANAGEMENT	FOR	FOR	FOR
THE CIGNA GROUP	CI	125509109	5/25/2023	20	Approve Auditor	MANAGEMENT	FOR	FOR	FOR
THE CIGNA GROUP	CI	125509109	5/25/2023	21	Cert of Incorporation	STOCKHOLDERS	AGAINST	AGAINST	FOR
THE CIGNA GROUP	CI	125509109	5/25/2023	22	Separate Shareholder meeting	STOCKHOLDERS	AGAINST	AGAINST	FOR
THE CIGNA GROUP	CI	125509109	5/25/2023	23	Political Contribution	STOCKHOLDERS	AGAINST	AGAINST	FOR
Altria Group	MO	02209SAN3	5/18/2023	24	Elect 12 directors	MANAGEMENT	FOR	FOR	FOR
Altria Group	MO	02209SAN3	5/18/2023	25	Executive Comp	MANAGEMENT	FOR	FOR	FOR
Altria Group	MO	02209SAN3	5/18/2023	26	Approve Auditor	MANAGEMENT	FOR	FOR	FOR
Altria Group	MO	02209SAN3	5/18/2023	27	Approve Compensation 1 year	MANAGEMENT	FOR	FOR	FOR
Altria Group	MO	02209SAN3	5/18/2023	28	Lobbying Expenditures	STOCKHOLDERS	AGAINST	AGAINST	FOR
Altria Group	MO	02209SAN3	5/18/2023	29	Civil rights audit	STOCKHOLDERS	AGAINST	AGAINST	FOR
Pfizer INC	PFE	717081103	4/27/2023	30	Elect 12 directors	MANAGEMENT	FOR	FOR	FOR
Pfizer INC	PFE	717081103	4/27/2023	31	Executive Comp	MANAGEMENT	FOR	FOR	FOR
Pfizer INC	PFE	717081103	4/27/2023	33	Approve Auditor	MANAGEMENT	FOR	FOR	FOR
Pfizer INC	PFE	717081103	4/27/2023	36	Approve Compensation 1 year	MANAGEMENT	FOR	FOR	FOR
Pfizer INC	PFE	717081103	4/27/2023	38	Termination Pay	STOCKHOLDERS	AGAINST	AGAINST	FOR
Pfizer INC	PFE	717081103	4/27/2023	39	Independent Board Chair	STOCKHOLDERS	AGAINST	AGAINST	FOR
Pfizer INC	PFE	717081103	4/27/2023	40	Transfer of Covid 19 report	STOCKHOLDERS	AGAINST	AGAINST	FOR
Pfizer INC	PFE	717081103	4/27/2023	41	Report on patent access	STOCKHOLDERS	AGAINST	AGAINST	FOR
Pfizer INC	PFE	717081103	4/27/2023	42	Political contributions	STOCKHOLDERS	AGAINST	AGAINST	FOR
Starbucks Corporation	SBUX	855245109	3/22/2023	43	Elect 8 directors	MANAGEMENT	FOR	FOR	FOR
Starbucks Corporation	SBUX	855245109	3/22/2023	44	Executive compensation	MANAGEMENT	FOR	FOR	FOR
Starbucks Corporation	SBUX	855245109	3/22/2023	45	Approve Compensation 1 year	MANAGEMENT	FOR	FOR	FOR
Starbucks Corporation	SBUX	855245109	3/22/2023	46	Approve Auditor	MANAGEMENT	FOR	FOR	FOR
Starbucks Corporation	SBUX	855245109	3/22/2023	47	Milk Pricing	STOCKHOLDERS	AGAINST	AGAINST	FOR
Starbucks Corporation	SBUX	855245109	3/22/2023	48	Succession Planning	STOCKHOLDERS	AGAINST	AGAINST	FOR
Starbucks Corporation	SBUX	855245109	3/22/2023	49	Operation in China	STOCKHOLDERS	AGAINST	AGAINST	FOR
Starbucks Corporation	SBUX	855245109	3/22/2023	50	Worker rights	STOCKHOLDERS	AGAINST	AGAINST	FOR
Starbucks Corporation	SBUX	855245109	3/22/2023	51	Corporate Sustainability	STOCKHOLDERS	AGAINST	AGAINST	FOR
Wells Fargo	WFC	949746101	4/24/2023	52	Elect 15 directors	MANAGEMENT	FOR	FOR	FOR
Wells Fargo	WFC	949746101	4/24/2023	53	Executive Comp	MANAGEMENT	FOR	FOR	FOR
Wells Fargo	WFC	949746101	4/24/2023	54	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
Wells Fargo	WFC	949746101	4/24/2023	55	One year for Exec Comp	MANAGEMENT	FOR	FOR	FOR
Wells Fargo	WFC	949746101	4/24/2023	56	Simple Majority	STOCKHOLDERS	AGAINST	AGAINST	FOR
Wells Fargo	WFC	949746101	4/24/2023	57	Political Spending	STOCKHOLDERS	AGAINST	AGAINST	FOR
Wells Fargo	WFC	949746101	4/24/2023	58	Climate TransitionReport	STOCKHOLDERS	AGAINST	AGAINST	FOR
Wells Fargo	WFC	949746101	4/24/2023	59	Lobbying Report	STOCKHOLDERS	AGAINST	AGAINST	FOR
Occidental Pete	OXY	674599105	5/4/2023	60	Elect 10 directors	MANAGEMENT	FOR	FOR	FOR
Occidental Pete	OXY	674599105	5/4/2023	61	Executive Compensation	MANAGEMENT	FOR	FOR	FOR
Occidental Pete	OXY	674599105	5/4/2023	62	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
Occidental Pete	OXY	674599105	5/4/2023	63	Approve Compensation 1 year	MANAGEMENT	FOR	FOR	FOR
Occidental Pete	OXY	674599105	5/4/2023	64	Independent Boardchair	STOCKHOLDERS	AGAINST	AGAINST	FOR
McDonalds Inc	MCD	580135101	5/24/2023	65	Elect 12 directors	MANAGEMENT	FOR	FOR	FOR
McDonalds Inc	MCD	580135101	5/24/2023	66	Approve Compensation 1 year	MANAGEMENT	FOR	FOR	FOR
McDonalds Inc	MCD	580135101	5/24/2023	67	Approve Auditor	MANAGEMENT	FOR	FOR	FOR
McDonalds Inc	MCD	580135101	5/24/2023	68	Executive Comp	MANAGEMENT	FOR	FOR	FOR
McDonalds Inc	MCD	580135101	5/24/2023	69	Adoption Antibiotics Policy 1 and 2	STOCKHOLDERS	AGAINST	AGAINST	FOR
McDonalds Inc	MCD	580135101	5/24/2023	70	Communal China	STOCKHOLDERS	AGAINST	AGAINST	FOR
McDonalds Inc	MCD	580135101	5/24/2023	71	Civil rights audit	STOCKHOLDERS	AGAINST	AGAINST	FOR
McDonalds Inc	MCD	580135101	5/24/2023	72	Poultry disclosure	STOCKHOLDERS	AGAINST	AGAINST	FOR
McDonalds Inc	MCD	580135101	5/24/2023	73	Political contributions	STOCKHOLDERS	AGAINST	AGAINST	FOR
Chevron Corp	CVX	166764100	5/30/2023	74	Elect 12 directors	MANAGEMENT	FOR	FOR	FOR
Chevron Corp	CVX	166764100	5/30/2023	75	Executive Compensation	MANAGEMENT	FOR	FOR	FOR
Chevron Corp	CVX	166764100	5/30/2023	76	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
Chevron Corp	CVX	166764100	5/30/2023	77	Approve Compensation 1 year	MANAGEMENT	FOR	FOR	FOR
Chevron Corp	CVX	166764100	5/30/2023	78	GHG Reduction Targets	STOCKHOLDERS	AGAINST	AGAINST	FOR
Chevron Corp	CVX	166764100	5/30/2023	79	Net Zero 2050	STOCKHOLDERS	AGAINST	AGAINST	FOR
Chevron Corp	CVX	166764100	5/30/2023	80	Methanane Emissin Disclosures	STOCKHOLDERS	AGAINST	AGAINST	FOR
Chevron Corp	CVX	166764100	5/30/2023	81	Racial Equity Audit	STOCKHOLDERS	AGAINST	AGAINST	FOR
Chevron Corp	CVX	166764100	5/30/2023	82	Climate Change	STOCKHOLDERS	AGAINST	AGAINST	FOR
BP PLC	BP	055633100	4/26/2023	83	Elect 13 directors	MANAGEMENT	FOR	FOR	FOR
BP PLC	BP	055633100	4/26/2023	84	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
BP PLC	BP	055633100	4/26/2023	85	Executive Compensation	MANAGEMENT	FOR	FOR	FOR
BP PLC	BP	055633100	4/26/2023	86	BP Sharematch UK PLAN 2001	MANAGEMENT	FOR	FOR	FOR
BP PLC	BP	055633100	4/26/2023	87	Political Donations	MANAGEMENT	FOR	FOR	FOR
BP PLC	BP	055633100	4/26/2023	88	Allot Shares	MANAGEMENT	FOR	FOR	FOR
BP PLC	BP	055633100	4/26/2023	89	Pre-emption rights	MANAGEMENT	FOR	FOR	FOR
BP PLC	BP	055633100	4/26/2023	90	purchase own shares	MANAGEMENT	FOR	FOR	FOR
BP PLC	BP	055633100	4/26/2023	91	General Meeting	MANAGEMENT	FOR	FOR	FOR
BP PLC	BP	055633100	4/26/2023	92	Climate Change	STOCKHOLDERS	AGAINST	AGAINST	FOR
Citi Corp	C	172967424	4/26/2023	93	Elect 12 directors	MANAGEMENT	FOR	FOR	FOR
Citi Corp	C	172967424	4/26/2023	94	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
Citi Corp	C	172967424	4/26/2023	95	Executive Compensation	MANAGEMENT	FOR	FOR	FOR
Citi Corp	C	172967424	4/26/2023	96	2019 Stock Incentive Pan	MANAGEMENT	FOR	FOR	FOR
Citi Corp	C	172967424	4/26/2023	97	Clawback Policy	STOCKHOLDERS	AGAINST	AGAINST	FOR
Citi Corp	C	172967424	4/26/2023	98	Iindependent Board Chairman	STOCKHOLDERS	AGAINST	AGAINST	FOR
Citi Corp	C	172967424	4/26/2023	99	Indigenous Peoples rights	STOCKHOLDERS	AGAINST	AGAINST	FOR
Citi Corp	C	172967424	4/26/2023	100	Fossil Fuel financing	STOCKHOLDERS	AGAINST	AGAINST	FOR
Citi Corp	C	172967424	4/26/2023	101	Civil rights audit	STOCKHOLDERS	AGAINST	AGAINST	FOR
Walmart Inc	WMT	931142103	5/31/2023	102	Elect 11 directors	MANAGEMENT	FOR	FOR	FOR
Walmart Inc	WMT	931142103	5/31/2023	103	Executive Compensation	MANAGEMENT	FOR	FOR	FOR
Walmart Inc	WMT	931142103	5/31/2023	104	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
Walmart Inc	WMT	931142103	5/31/2023	105	Animal Wefare practices	STOCKHOLDERS	AGAINST	AGAINST	FOR
Walmart Inc	WMT	931142103	5/31/2023	106	Healthcar regulation	STOCKHOLDERS	AGAINST	AGAINST	FOR
Walmart Inc	WMT	931142103	5/31/2023	107	Workforce Advisory Council	STOCKHOLDERS	AGAINST	AGAINST	FOR
Walmart Inc	WMT	931142103	5/31/2023	108	Racial Justice Goals	STOCKHOLDERS	AGAINST	AGAINST	FOR
Walmart Inc	WMT	931142103	5/31/2023	109	Non-discrimCinstion Audit	STOCKHOLDERS	AGAINST	AGAINST	FOR
Walmart Inc	WMT	931142103	5/31/2023	110	Charitable Donations Disclosure	STOCKHOLDERS	AGAINST	AGAINST	FOR
Walmart Inc	WMT	931142103	5/31/2023	111	lobbying activities	STOCKHOLDERS	AGAINST	AGAINST	FOR
Mitsubishi Financial Group	MUFG	6068221042	6/23/2023	112	elect 14 directors	MANAGEMENT	FOR	FOR	FOR
Mitsubishi Financial Group	MUFG	6068221042	6/23/2023	113	Appropriation of surplus	MANAGEMENT	FOR	FOR	FOR
Mitsubishi Financial Group	MUFG	6068221042	6/23/2023	114	Amendnment Articles of Inc	MANAGEMENT	FOR	FOR	FOR
Mitsubishi Financial Group	MUFG	6068221042	6/23/2023	115	No loans to cos disregard info	STOCKHOLDERS	AGAINST	AGAINST	FOR
Mitsubishi Financial Group	MUFG	6068221042	6/23/2023	116	No loans toCos defamation	STOCKHOLDERS	AGAINST	AGAINST	FOR
Mitsubishi Financial Group	MUFG	6068221042	6/23/2023	117	learning from mistakes of others	STOCKHOLDERS	AGAINST	AGAINST	FOR
Alphatec Holdings Inc	ATEC	02081G291	6/21/2023	118	Elect 13 directors	MANAGEMENT	FOR	FOR	FOR
Alphatec Holdings Inc	ATEC	02081G291	6/21/2023	119	Executive Compensation	MANAGEMENT	FOR	FOR	FOR
Alphatec Holdings Inc	ATEC	02081G291	6/21/2023	120	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
Cronos Group Inc	CRON	22717L101	6/21/2023	121	Elect 7 directors	MANAGEMENT	FOR	FOR	FOR
Cronos Group Inc	CRON	22717L101	6/21/2023	122	Executive Compensation	MANAGEMENT	FOR	FOR	FOR
Cronos Group Inc	CRON	22717L101	6/21/2023	123	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
Cytosorbents Corporaton	CTSO	23283X206	6/16/2023	124	Elect 6 directors	MANAGEMENT	FOR	FOR	FOR
Cytosorbents Corporaton	CTSO	23283X206	6/16/2023	125	Executive Comp	MANAGEMENT	FOR	FOR	FOR
Cytosorbents Corporaton	CTSO	23283X206	6/16/2023	126	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
Olaplex Holdings Inc	OLPX	679369108	6/16/2023	127	Elect 4 directors	MANAGEMENT	FOR	FOR	FOR
Olaplex Holdings Inc	OLPX	679369108	6/16/2023	128	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
Immunity Bio	IBRX	45256X103	4/25/2023	129	Elect 9 directors	MANAGEMENT	FOR	FOR	FOR
Immunity Bio	IBRX	45256X103	4/25/2023	130	2015 Equity Incentive Olan	MANAGEMENT	FOR	FOR	FOR
Immunity Bio	IBRX	45256X103	4/25/2023	131	Approve Auditors	MANAGEMENT	FOR	FOR	FOR
Bank of America	BAC	060505104	4/25/2023	132	Elect 14 directors	MANAGEMENT	FOR	FOR	FOR
Bank of America	BAC	060505104	4/25/2023	133	Say on Pay	MANAGEMENT	FOR	FOR	FOR
Bank of America	BAC	060505104	4/25/2023	134	Approve Auditor	MANAGEMENT	FOR	FOR	FOR
Bank of America	BAC	060505104	4/25/2023	135	exclusive Forum Provision	MANAGEMENT	FOR	FOR	FOR
Bank of America	BAC	060505104	4/25/2023	136	Civil rights audit	STOCKHOLDERS	AGAINST	AGAINST	FOR
Bank of America	BAC	060505104	4/25/2023	137	Fossil Fuel financing	STOCKHOLDERS	AGAINST	AGAINST	FOR
Bank of America	BAC	060505104	4/25/2023	138	Charitable Donations Disclosure	STOCKHOLDERS	AGAINST	AGAINST	FOR
Bank of America	BAC	060505104	4/25/2023	139	Independent Board Chairman	STOCKHOLDERS	AGAINST	AGAINST	FOR
Bank of America	BAC	060505104	4/25/2023	140	Termination pay	STOCKHOLDERS	AGAINST	AGAINST	FOR

Mgt Rec. – Management Recommended Vote.

Rec. – Recommended Vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust

By: /s/Charles S. Stoll

       Charles S. Stoll, President

Date:   8/8/2023